UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191




Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)




1370 Pittsford Mendon Road
Mendon, NY  14506
(Address of principal executive offices)




Christopher Carosa
1370 Pittsford Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)




Registrant's telephone number, including area code: (585) 624-3150


Date of fiscal year end: June 30

Date of reporting period: September 30, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
September 30, 2007
(Unaudited)

                               Number of Shares   Historical Cost   Value
COMMON STOCKS - 77.1%
-----------
Banking and Finance - 11.2%
 Country Wide Financial Corp      8,300            157,793           157,783
 Fiserv, Inc                      3,000             75,229           152,580
 Fifth Third Bancorp              4,100            159,746           138,908
 National City Corp               5,700            151,096           143,013
                                               -----------       -----------
                                                   543,864           592,284
Computers - Software - 10.9%
 Microsoft Corp.                  6,200            151,626           182,652
 Oracle                          11,000            119,262           238,150
 Synopsis, Inc.                   5,600            115,460           151,648
                                               -----------       -----------
                                                   386,347           572,450
Medical Products and Supplies - 9.4%
 Johnson & Johnson                2,400            136,714           157,680
 Medtronic Inc.                   3,000            147,940           169,230
 Polymedica Corporation           3,200             83,194           168,064
                                               -----------       -----------
                                                   367,848           494,974
Electrical Equipment - 6.8%
 Corning Inc.                     7,300             71,366           179,945
 General Electric Co.             4,300            125,562           178,020
                                               -----------       -----------
                                                   196,928           357,965
Retail - General - 5.4%
 Fred's Inc. Class A             26,800            305,081           282,204
                                               -----------       -----------
                                                   305,081           282,204
Automotive - 4.2%
 Gentex Corp.                    10,300            147,681           220,832
                                               -----------       -----------
                                                   147,681           220,832
Retail - Specialty - 4.0%
 Fastenal Co                      4,600            160,394           208,886
                                               -----------       -----------
                                                   160,394           208,886
Oil & Related - 3.9%
 Helmerich & Paine                6,200            153,229           203,546
                                               -----------       -----------
                                                   153,229           203,546
Utilities - Natural Resources - 2.9%
 Chesapeake Utilities Corp        3,100             57,194           105,214
 NiSource Inc                     2,500             46,325            47,850
                                               -----------       -----------
                                                   103,519           153,064
Office Equipment - 2.6%
 Xerox Corp.                      8,000            118,582           138,720
                                               -----------       -----------
                                                   118,582           138,720
Computers - Networking - 2.4%
 Cisco Systems, Inc.              3,800             55,371           125,894
                                               -----------       -----------
                                                    55,371           125,894
Paper and Related Products - 2.4%
 Avery Dennison Corp              2,200            114,734           125,444
                                               -----------       -----------
                                                   114,734           125,444
Foods & Beverages - 2.2%
 Sensient Technologies            4,000             80,550           115,480
                                               -----------       -----------
                                                    80,550           115,480

Insurance - 2.0%
 Gallagher Arthur J & Co.         3,700             99,355           107,189
                                               -----------       -----------
                                                    99,355           107,189
Semiconductors - 2.0%
 Intel Corp.                      4,100             80,666           106,026
                                               -----------       -----------
                                                    80,666           106,026
Computers - Hardware - 1.7%
 Dell Corp.                       3,250             66,364            89,700
                                               -----------       -----------
                                                    66,364            89,700
Pharmaceuticals - 1.6%
 Mylan Inc.                       5,400            110,246            86,184
                                               -----------       -----------
                                                   110,246            86,184
Commercial Services - 1.6%
 Paychex, Inc.                    2,000             64,090            82,000
                                               -----------       -----------
                                                    64,090            82,000
                                               -----------       -----------
Total Investments - 77.1%                        3,154,849         4,062,842

Other Assets less Liabilities - 22.9%                              1,196,430
                                               -----------       -----------
TOTAL PORTFOLIO                                  4,351,279         5,259,272
                                               ===========       ===========


Bullfinch Fund, Inc.
Western New York Series
Schedule of Investments
September 30, 2007
(Unaudited)

                               Number of Shares   Historical Cost   Value
COMMON STOCKS - 84.3%
-------------
Electrical Equipment - 10.1%
 Corning Inc.                       1,000            7,874            24,650
 General Electric Co.                 550           15,917            22,770
 Ultralife Batteries, Inc.          2,200           12,432            28,160
                                               -----------       -----------
                                                    36,223            75,580
Medical Products and Supplies - 9.4%
 Bausch & Lomb Inc.                   300           14,184            19,200
 Greatbatch Technologies            1,200           31,766            31,908
 Johnson & Johnson                    300           17,108            19,710
                                               -----------       -----------
                                                    63,059            70,818
Banking and Finance - 5.9%
 Community Bank System              1,200           23,452            23,424
 M&T Bank Corp.                       200           20,782            20,690
                                               -----------       -----------
			 44,234 	 44,114
Real Estate & Related - 5.2%
 Home Properties, Inc.                400           16,297            20,872
 Sovran Self Storage                  400           15,241            18,336
                                               -----------       -----------
                                                    31,538            39,208
Commercial Services - 5.0%
 Harris Interactive Inc.            4,400           16,371            18,964
 Paychex, Inc.                        450           11,885            18,450
                                               -----------       -----------
                                                    28,256            37,414
Electronics Components - 4.6%
 Astronics Corp.                      700            4,286            30,499
 IEC Electronics Corp.              2,000            1,530             4,000
                                               -----------       -----------
                                                     5,815            34,499
Retail - Specialty - 4.5%
 Christopher & Banks Corp.            700           12,105             8,484
 Fastenal Co                          550           19,186            24,976
                                               -----------       -----------
                                                    31,292            33,460
Aerospace - 4.0%
 Moog, Inc. Class A                   337            2,926            14,808
 Northrop Grumman	                     200            2,536            15,600
                                               -----------       -----------
                                                     5,462            30,408
Computers - Software - 3.9%
 Oracle                             1,300           16,642            28,145
 Veramark Tech Inc.                 1,050            6,181               819
                                               -----------       -----------
                                                    22,823            28,964
Railroads - 3.5%
 Genesee & Wyoming Class A            900            2,522            25,956
                                               -----------       -----------
                                                     2,522            25,956
Metal Fabrication & Hardware - 3.3%
 Graham Corp.                         600            2,279            24,666
                                               -----------       -----------
                                                     2,279            24,666
Utilities - Natural Resources - 3.1%
 National Fuel Gas Co.                500           11,250            23,405
                                               -----------       -----------
                                                    11,250            23,405
Photographic Equipment and Suppliers - 2.8%
 Eastman Kodak                        800           20,746            21,408
                                               -----------       -----------
                                                    20,746            21,408
Foods & Beverages - 2.6%
 Constellation Brands, Inc.           800            5,017            19,368
                                               -----------       -----------
                                                     5,017            19,368
Office Equipment - 2.5%
 Xerox Corp.                        1,100           18,570            19,074
                                               -----------       -----------
                                                    18,570            19,074
Automotive - 2.2%
 Monro Muffler Brake Inc              500            9,880            16,895
                                               -----------       -----------
                                                     9,880            16,895
Computers - Services - 2.2%
 Computer Task Group Inc.           3,700           15,799            16,206
                                               -----------       -----------
                                                    15,799            16,206
Steel - 1.8%
 Gilbraltar Industries Inc.           750            8,975            13,875
                                               -----------       -----------
                                                     8,975            13,875
Airlines - 1.7%
 Southwest Airlines Co.               850           15,105            12,580
                                               -----------       -----------
                                                    15,105            12,580
Computers - Distributors - 1.6%
 Ingram Micro                         600           10,909            11,766
                                               -----------       -----------
                                                    10,909            11,766
Computers - Networking - 1.5%
 Performance Technologies, Inc.     2,200           18,032            11,022
                                               -----------       -----------
                                                    18,032            11,022
Computers - Hardware - 1.3%
 Dell Corp.                           350           10,734             9,660
                                               -----------       -----------
                                                    10,734             9,660
Packaging & Containers - 0.8%
 Mod Pac Corporation                  715            3,461             6,149
                                               -----------       -----------
                                                     3,461             6,149
Machinery - 0.3%
 Columbus McKinnon Corp               100            2,344             2,489
                                               -----------       -----------
                                                     2,344             2,489
Health Care Service Provider - 0.3%
 VirtualScopics Inc.                2,000            2,981             2,418
                                               -----------       -----------
                                                     2,981             2,418
Industrial Materials - 0.2%
 Servotronics, Inc.                   100              937             1,650
                                               -----------       -----------
                                                       937             1,650
                                               -----------       -----------
Total Investments - 84.3%                          428,244           633,051

Other Assets less Liabilities - 15.7%                                116,487
                                               -----------       -----------
TOTAL PORTFOLIO                                    544,730           749,538
                                               ===========       ===========


Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.





Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) [Omit]

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) [Omit]


5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.



Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 29, 2007




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 29, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 29, 2007